Equity Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of the option award activity

	Outstanding	Exercisable
January 1, 2022	607,220	280,090
Granted	696,630	41,674
Canceled or expired	(18,750)	(18,750)
Exercised	—	—

June 30, 2022	1,285,100	303,014

The following table summarizes the option activity for the years ended December 31, 2021 and 2020:

			Options Outstanding
	Shares Available For Grant	Number of Options	Weighted Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in 000s)
Balances, January 1, 2020	397,519	583,750	$0.15	$0.07	8.26	$496
Options granted	(246,448)	246,448	$1.01	$0.44
Options forfeited / cancelled	4,558	(4,558)	$1.00	$0.45
Options expired	1,692	(1,692)	$1.00	$0.45
Options exercised	—	(24,479)	$0.12	$0.06

Balances, December 31, 2020	157,321	799,469	$0.41	$0.18	7.88	$505
Shares reserved for issuance	937,500	—
Reserved shares cancelled	(182,842)	—
Options granted	(280,250)	280,250	$4.06	$1.95
Options forfeited / cancelled	25,784	(25,784)	$0.40	$0.18
Options expired	49,737	(49,737)	$0.71	$0.31
Options exercised	—	(396,979)	$0.15	$0.07

Balances, December 31, 2021	707,250	607,219	$2.23	$1.06	8.56	$1,163

At December 31, 2021
Vested and exercisable		280,090	$0.66	0.28	7.40	$902

Summary of unvested restricted common stock awards issued to employees

Number of Shares
January 1, 2022	100,781
Vested	(7,031)
Cancelled	(93,750)

June 30, 2022	—

The following table sets forth the status of the Company’s
non-vested
restricted common stock awards issued to employees:

	Number of Shares	Weighted- Average Grant-Date Fair Value Per Share
Non-vested as of January 1, 2020	119,792	$—
Vested	(119,792)	$—

Non-vested as of December 31, 2020	—	$—
Issuance of restricted common stock	112,500	$0.36
Vested	(11,719)	$0.36

Non-vested as of December 31, 2021	100,781	$0.36

Summary of fair value of share-based payment awards estimated on the date of grant using assumptions	The fair value of share-based payment awards was estimated on the date of grant using the following assumptions:

	2021	2020
Expected life (in years)	5.50 – 6.08	5.00 - 6.05
Expected volatility	49.60% - 51.57%	46.39% - 52.10%
Risk-free interest rate	1.07% - 1.33%	0.22% - 1.42%
Dividend yield	0%	0%

Summary of total stock-based compensation expense recorded related to share-based payment awards
Total stock-based compensation recorded in the condensed statements of operations is allocated as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$30	$3	$50	$7
Sales and marketing	—	—	1	1
General and administrative	82	5	122	10

Total stock-based compensation	$112	$8	$173	$18

Total stock-based compensation expense recorded related to share-based payment awards was allocated to research and development and general and administrative expense as follows:

	2021	2020
Cost of sales	$—	$2
Research and development	6	30
Sales and marketing	1	2
General and administrative	50	44

Total stock-based compensation	$57	$78